Employee Benefit Liabilities, Net - Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Tota expenses	$ 227	$ 233	$ 238
Cost of revenues [Member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Tota expenses	159	155	166
Research and development [Member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Tota expenses	20	22	24
Selling and marketing [member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Tota expenses	39	33	27
General and administrative [Member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Tota expenses	$ 9	$ 23	$ 21